Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Source of Non-Interest Income
All of the Company’s revenue from contracts with customers in the scope of ASC 606 is recognized within Non-Interest Income.   The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2019 and 2018.  Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	For the years ended December 31,
	2019	2018
Non-interest income
Service Charges on Deposits
Overdraft fees	$3,571	3,543
Other	459	455
Interchange Income	4,065	4,822
Wealth management fees	6,387	6,283
Other (a)	4,109	2,978

Total non-interest income	$18,591	18,081

(a) Not within the scope of ASC 606.